==================================
   THE BEDFORD FAMILY

   MONEY MARKET PORTFOLIO
----------------------------------
   MUNICIPAL
   MONEY MARKET PORTFOLIO
----------------------------------
   GOVERNMENT OBLIGATIONS
   MONEY MARKET PORTFOLIO
----------------------------------

   SEMI-ANNUAL REPORT
   FEBRUARY 29, 2000
==================================

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT

     Money market activity was dominated by three key issues in the six-month period ended February 2000; the economy, Federal Reserve policy and Y2K issues. The U.S. economy, fueled by extraordinary consumer demand, broke a record for peacetime expansion, as gross domestic product (GDP) surged 5.8% in the fourth quarter and recorded an annual growth rate in excess of 4% for the third year in a row. In the eyes of the Federal Reserve, however, the exuberance of the economy was a clear sign of trouble ahead. With GDP running well above their non-inflationary threshold, higher wages and prices were the expected consequence. The Fed's response was to tighten monetary policy three times during the last six months, raising the federal funds rate by 75 basis points to 6.00% by mid-March. Further increases are expected at the Fed's May and June meetings. The final factor was the concern surrounding Y2K, the perceived date change threat to global computer networks. During the third and fourth quarters, the money market portfolios focused on maintaining additional liquidity through year-end to accommodate any unanticipated withdrawals as a result of Y2K. With the transition to year 2000 now passed, we can report that neither the portfolios nor any of our portfolio management systems experienced any problems. Y2K was, in short, a non-event.

     Short-term interest rates rose in the second half of 1999 and early 2000 as the Fed tightened monetary policy to thwart inflationary pressures. The current federal funds rate of 6.00% represents an increase of 1.25% since last June. The increase in rates also led to a steeper yield curve, as the anticipation of further Fed moves escalated. At the same time, an interesting anomaly occurred in January 2000 maturities during the third and fourth quarters. The concern over Y2K problems and the related build up in market wide liquidity in December precipitated a dramatic yield pick up in January 2000 maturities. Spreads widened to over 100 basis points as issuers tried to entice investors into the year 2000. This yield disparity provided a significant opportunity for the money market portfolios to add incremental yield, even as most assets were invested shorter than December 31. In January and February, most of the investments were targeted to the April-May period, as the three-month sector offered the best returns. Average weighted maturities ranged between 35-45 days.

     During the final few months of last year, yields on municipal money market securities, in conjunction with several FOMC rate hikes, rose approximately 75 basis points to 3.80% on December 31, 1999. The rise in rates was slow and steady during the period, with a final 30 basis point spike occurring in the last week of December as dealers, fearful of carrying inventory over the Y2K year-end, raised rates to attract crossover taxable buyers. As Y2K quickly passed and early January bond coupon payments flooded the market, dealers took the opportunity to adjust yields downward concomitant with an increase in demand and a decrease in supply of municipal securities. This supply/demand pressure continued into February and by the end of the month, yields offered by dealers on variable rate demand notes had fallen 60 basis points from year-end 1999 to an average of 3.20%. Supply pressures should begin to abate as the April 15 tax payment date approaches and municipal money market funds experience what is typically their largest redemptions of the year.

                     BlackRock Institutional Management Corporation
                     (Please dial toll-free 800-677-6310 for questions regarding your account or contact your broker.)

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                          PAR
                                                         (000)         VALUE
                                                      ----------  --------------
CERTIFICATES OF DEPOSIT--6.5%
DOMESTIC CERTIFICATES OF DEPOSIT--2.4%
First National Bank of Chicago
   6.060% 08/14/00 ............................         $15,000   $   14,996,617
Key Bank N.A.
   5.705% 07/12/00 ............................          10,000        9,999,476
Wilmington Trust Co.
   6.050% 04/14/00 ............................          25,000       25,000,000
   6.000% 05/18/00 ............................          12,100       12,100,000
                                                                  --------------
                                                                      62,096,093
                                                                  --------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--4.1%
Canadian Imperial Bank of Commerce
   5.180% 03/15/00 ............................          29,700       29,699,985
   5.180% 03/16/00 ............................          25,000       24,999,703
National Westminster Bank
   5.280% 04/03/00 ............................          25,000       24,999,516
Svenska Handelsbanken, Inc.
   5.178% 03/16/00 ............................          25,000       24,999,530
                                                                  --------------
                                                                     104,698,734
                                                                  --------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $166,794,827) ....................                      166,794,827
                                                                  --------------
COMMERCIAL PAPER--58.5%
AIRCRAFT PARTS & AUXILIARY EQUIPMENT, NEC--0.4%
Textron Financial, 3-A-3
   5.920% 05/02/00 ............................          10,000        9,898,044
                                                                  --------------
ASSET BACKED SECURITIES--10.4%
Emerald Certificates Program
   (MBNA 99-K), 4-2
   5.840% 03/16/00 ............................          11,000       10,973,233
   5.920% 04/07/00 ............................          34,000       33,793,129
Enterprise Funding Corp., 4-2
   5.900% 03/16/00 ............................           5,547        5,533,364
Fairway Finance Ltd., 4-2
   5.900% 04/17/00 ............................          10,000        9,922,972
Grand Funding Corp., 4-2
   5.780% 03/01/00 ............................           9,500        9,500,000
   5.780% 03/06/00 ............................          25,000       24,979,931
   5.870% 04/24/00 ............................          28,700       28,447,296
Moriarty LLC, 4-2
   5.870% 04/06/00 ............................          50,000       49,706,500
   5.870% 04/10/00 ............................          40,000       39,739,111
   5.900% 04/25/00 ............................          35,000       34,684,514



                                                          PAR
                                                         (000)         VALUE
                                                      ----------  --------------
ASSET BACKED SECURITIES--(CONTINUED)
Special Purpose Accounts
   Receivable Cooperative Corp., 4-2
   5.970% 05/15/00 ............................         $17,000   $   16,788,562
                                                                  --------------
                                                                     264,068,612
                                                                  --------------
BANKS--5.6%
AB Spintab, 3-A-3
   5.870% 04/20/00 ............................          17,500       17,357,326
ING Bank (Internationale Nederlanden
   Bank NV), 3-A-3
   5.880% 03/06/00 ............................          25,000       24,979,583
Swedbank, 3-A-3
   5.850% 04/11/00 ............................         100,000       99,333,750
                                                                  --------------
                                                                     141,670,659
                                                                  --------------
COMMUNICATION EQUIPMENT NEC--1.0%
Alcatel Alsthom Inc., 3-A-3
   5.430% 03/13/00 ............................          25,000       24,954,750
                                                                  --------------
HOSPITAL & MEDICAL SERVICE PLANS--0.5%
United Healthcare Corp., 4-2
   5.900% 04/03/00 ............................          13,000       12,929,692
                                                                  --------------
LIFE INSURANCE--5.5%
Aetna Services Inc., 3-A-3
   5.850% 03/24/00 ............................          11,000       10,958,887
   5.870% 03/27/00 ............................          20,000       19,915,211
   5.900% 04/03/00 ............................          40,000       39,783,667
   5.900% 04/11/00 ............................          24,700       24,534,030
Aon Corp., 3-A-3
   5.830% 03/06/00 ............................           9,496        9,488,311
   5.840% 03/14/00 ............................          35,000       34,926,189
                                                                  --------------
                                                                     139,606,295
                                                                  --------------
MISC INDUSTRIAL & COMMERCIAL MACHINERY--1.2%
Invensys, 4-2
   5.920% 05/04/00 ............................          30,000       29,684,267
                                                                  --------------
MOTOR VEHICLE PARTS & ACCESSORIES--1.1%
Eaton Corp., 4-2
   5.950% 05/09/00 ............................          29,000       28,669,279
                                                                  --------------


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                          PAR
                                                         (000)         VALUE
                                                      ----------  --------------
NATURAL GAS TRANS. & DISTR.--1.4%
Consolidated Natural Gas Co., 3-A-3
   5.850% 03/20/00 ...........................          $18,296   $   18,239,511
Duke Capital Corp., 4-2
   5.870% 04/13/00 ...........................           17,000       16,880,806
                                                                  --------------
                                                                      35,120,317
                                                                  --------------
PETROLEUM REFINING--4.4%
Repsol International Finance BV, 3-A-3
   5.870% 03/14/00 ...........................           13,000       12,972,444
   5.920% 04/17/00 ...........................           17,500       17,364,744
   5.940% 04/18/00 ...........................           13,500       13,393,080
   6.000% 05/09/00 ...........................            9,000        8,896,500
   6.000% 05/11/00 ...........................           25,000       24,704,167
   6.000% 05/16/00 ...........................           10,000        9,873,333
   6.000% 05/17/00 ...........................           25,000       24,679,167
                                                                  --------------
                                                                     111,883,435
                                                                  --------------
SECURITY BROKERS & DEALERS--3.1%
Morgan Stanley Dean Witter, 3-A-3
   5.850% 04/12/00 ...........................           80,000       79,454,000
                                                                  --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--17.0%
Associates First Capital BV, 3-A-3
   5.900% 05/03/00 ...........................           39,500       39,092,162
   5.910% 05/08/00 ...........................           15,000       14,832,550
   5.930% 05/25/00 ...........................           25,000       24,649,965
   5.940% 06/01/00 ...........................           25,000       24,620,500
Finova Capital Corp., 3-A-3
   5.800% 03/01/00 ...........................           19,400       19,400,000
   5.800% 03/03/00 ...........................           14,800       14,795,231
   5.900% 04/03/00 ...........................           20,000       19,891,833
   6.000% 05/30/00 ...........................           30,000       29,550,000
General Electric Capital Corp., 3-A-3
   5.890% 04/21/00 ...........................           20,000       19,833,117
Heller Financial, Inc., 3-A-3
   5.800% 03/21/00 ...........................           20,000       19,935,556
   5.900% 04/13/00 ...........................           35,000       34,753,347
   5.920% 04/19/00 ...........................           35,000       34,717,978
   5.920% 04/20/00 ...........................           30,000       29,753,333
Sears Roebuck Acceptance Corp., 3-A-3
   5.900% 04/13/00 ...........................           15,000       14,894,292
   5.900% 04/17/00 ...........................           45,000       44,653,375
   6.000% 05/11/00 ...........................           50,000       49,408,333
                                                                  --------------
                                                                     434,781,572
                                                                  --------------



                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------
TELEPHONE COMMUNICATIONS--7.0%
British Telecommunication, 3-A-3
   5.890% 05/04/00 ...........................          $50,000   $   49,476,444
MCI Worldcom 4-2
   5.920% 04/17/00 ...........................           25,000       24,806,778
   5.920% 04/18/00 ...........................           50,000       49,605,333
   5.920% 04/19/00 ...........................           43,000       42,653,516
   5.920% 04/20/00 ...........................           12,000       11,901,333
                                                                  --------------
                                                                     178,443,404
                                                                  --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,491,164,326) .................                     1,491,164,326
                                                                  --------------
MUNICIPAL BONDS--2.8%
FLORIDA--0.1%
Coral Springs, VRDN IDR (Alliance
   Corp.) (Suntrust Bank, Central FL)
   Series 1995+
   5.900% 03/01/00 ...........................            2,300        2,300,000
                                                                  --------------
GEORGIA--0.4%
De Kalb County , Development
   Authority VRDN Series 1995 B
   (Emory University Project)+
   5.800% 03/07/00 ...........................            9,280        9,280,000
                                                                  --------------
ILLINOIS--0.2%
Illinois Health Facilities Authority
   VRDN (The Streeterville Corp.
   Project) Series 1993-B (First
   National Bank of Chicago)+
   5.950% 03/01/00 ...........................            4,400        4,400,000
                                                                  --------------
INDIANA--0.1%
Bremen, IDR Bond VRDN
   Series 1996 B (Society National
   Bank, Cleveland)+
   6.140% 03/02/00 ...........................            2,075        2,075,000
                                                                  --------------
KENTUCKY--0.2%
Boone County, Taxable IDR Refunding
   Bonds VRDN (Square D Company
   Project) Series 1994-B (Societe
   Generale)+
   5.950% 03/01/00 ...........................            4,200        4,200,000
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------
MISSISSIPPI--1.0%
Mississippi Business Finance Corp.
   IDR Bond VRDN Dana Lighting Inc.
   (Suntrust Bank, Central FL)
   Series 1995+
   5.900% 03/07/00 ............................         $ 5,600   $    5,600,000
Mississippi Business Finance Corp.
   IDR Bond VRDN (Bryan Foods, Inc.
   Project) (Sara Lee Corp.)
   Series 1994+
   5.950% 03/01/00 ............................          14,000       14,000,000
Mississippi Business Finance Corp.
   IDR Bond VRDN (Choctaw Foods
   Inc.Project) Series 1995 (Rabobank
   Nederland)+
   5.900% 03/07/00 ............................           5,100        5,100,000
                                                                  --------------
                                                                      24,700,000
                                                                  --------------
NORTH CAROLINA--0.3%
City of Asheville VRDN (Wachovia
   Bank)+
   5.850% 03/01/00 ............................           8,900        8,900,000
                                                                  --------------
TEXAS--0.6%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Revenue Bond VRDN (Rohr
   Industries Project) Series 1990
   (NBD Bank)+
   5.950% 03/01/00 ............................          14,800       14,800,000
                                                                  --------------
     TOTAL MUNICIPAL BONDS
       (Cost $70,655,000) .....................                       70,655,000
                                                                  --------------
VARIABLE RATE OBLIGATIONS--25.4%
AIRCRAFT PARTS & AUXILIARY EQUIPMENT, NEC--1.2%
Textron Financial Corp.+
   6.098% 05/02/00 ............................          30,000       30,000,000
                                                                  --------------
BANKS--17.7%
AB Spintab Corp.+
   6.040% 04/25/00 ............................          25,000       24,987,975
Bayerische Hypo-Und Vereinsbank+
   5.799% 03/14/00 ............................          74,500       74,494,626
   5.795% 03/15/00 ............................          50,000       49,991,848




                                                          PAR
                                                         (000)         VALUE
                                                      ----------  --------------
BANKS--(CONTINUED)
Bayerische Landesbank Girozentrale+
   5.798% 03/28/00 ............................         $25,000   $   24,987,829
Key Bank N.A.+
   6.031% 03/14/00 ............................          35,000       34,994,069
   6.190% 05/25/00 ............................          50,000       50,000,000
SMM Trust 1999-A+
   6.150% 04/13/00 ............................          10,000       10,000,000
SMM Trust 1999-B+
   6.181% 03/15/00 ............................          80,000       80,000,000
SMM Trust 1999-E+
   6.021% 04/05/00 ............................          37,500       37,500,000
Westdeutsche Landesbank
   Girozentrale+
   5.799% 03/27/00 ............................          15,000       14,992,719
Westpac Banking Corp.+
   5.959% 03/06/00 ............................          50,000       49,983,651
                                                                  --------------
                                                                     451,932,717
                                                                  --------------
PERSONAL CREDIT INSTITUTIONS--6.5%
American Honda Finance Corp.+
   6.020% 04/18/00 ............................          24,800       24,797,858
   6.080% 05/04/00 ............................          10,000        9,997,835
   6.068% 05/08/00 ............................          30,000       29,992,223
   6.060% 05/24/00 ............................          44,600       44,598,013
General Motors Acceptance Corp.+
   5.995% 04/20/00 ............................          24,500       24,494,380
Main Place Real Estate Investment+
   6.210% 04/25/00 ............................          32,000       32,014,311
                                                                  --------------
                                                                     165,894,620
                                                                  --------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $647,827,337) ....................                      647,827,337
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------

MEDIUM TERM NOTES--2.9%
PERSONAL CREDIT INSTITUTIONS--0.0%
General Motors Acceptance Corp.
   6.650% 05/24/00 ............................         $   200   $      200,195
                                                                  --------------
SECURITY BROKERS & DEALERS--2.9%
Goldman Sachs Group, Inc.
   5.990% 04/17/00 ............................          25,000       25,000,000
   6.090% 05/08/00 ............................          25,000       25,000,000
   6.100% 05/10/00 ............................          25,000       25,000,000
                                                                  --------------
                                                                      75,000,000
                                                                  --------------
     TOTAL MEDIUM TERM NOTES
       (Cost $75,200,195) .....................                       75,200,195
                                                                  --------------
TIME DEPOSITS--3.5%
Norwest Bank Minnesota NA
   5.875% 03/01/00 ............................          89,600       89,600,000
                                                                  --------------
     TOTAL TIME DEPOSITS ......................
       (Cost $89,600,000)                                             89,600,000
                                                                  --------------
TOTAL INVESTMENTS AT VALUE--99.6%
   (Cost $2,541,241,685*) .....................                    2,541,241,685
                                                                  --------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.4% .......................                        9,249,508
                                                                  --------------
NET ASSETS (Applicable to 442,170,092
   Bedford shares, 237,516 Cash Preservation
   shares,  1,231,157,266 Janney  Montgomery
   Scott shares,  245,338,916  Sansom Street
   shares, 402,058,124 Select shares,
   229,585,110 Principal shares,
   and 800 other shares)--100% ................                   $2,550,491,193
                                                                  ==============
NET ASSET VALUE, Offering and
   redemption price per share
   ($2,550,491,193 / 2,550,547,824) ...........                            $1.00
                                                                           =====


*    Also cost for Federal income tax purposes.

+ Variable Rate Obigations -- The interest rate shown is the rate as of February 29, 2000 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.

INVESTMENT ABBREVIATIONS

BV ...................................................... Besloten Vennootschap
IDR ............................................ Industrial Development Revenue
NA ....................................................... National Association
NEC .................................................. Not Elsewhere Classified
TARN ............................................. Taxable Adjustable Rate Note
VRDN ................................................ Variable Rate Demand Note
NV ....................................................... Naambze Vennootschap


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------
MUNICIPAL BONDS--99.2%
ALABAMA--0.1%
Montgomery Special Care Facilities
   Financing Authority RB 1985
   Series A DN (AMBAC Insurance)+
   3.950% 03/07/00 ......................               $   370    $    370,000
                                                                   ------------
ARKANSAS--0.7%
Chandler IDA
   RB Series 2000 DN
   (Key Corp. Bank N.A. LOC)+
   4.100% 03/07/00 ......................                 1,625       1,625,000
                                                                   ------------
CALIFORNIA--2.0%
California Higher Education Student
   Loan RB Series D-2 MB (Dresdner
   Bank LOC)++
   3.500% 04/01/00 ......................                 5,000       5,000,000
                                                                   ------------
COLORADO--0.4%
Douglas County School District TAN
   4.500% 06/30/00 ......................                 1,000       1,002,886
                                                                   ------------
CONNECTICUT--1.1%
Connecticut Special Assessment
   Unemployment Compensation
   Advance Fund (Connecticut
   Unemployment Project)
   Series1993 C MB (FGIC Insurance)++
   3.380% 07/01/00 ......................                 2,700       2,700,000
                                                                   ------------
FLORIDA--1.6%
Greater Orlando Airport Authority
   TECP AMT (Morgan Guaranty
   Trust LOC)
   3.800% 05/17/00 ......................                 4,000       4,000,000
                                                                   ------------
GEORGIA--1.4%
McDuffie County, Development
   Authority of, Waste Disposal RB
   (Temple-Inland Forest Products
   Corporation) TECP 1998
   4.550% 03/13/00 ......................                 2,500       2,500,000



                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------
GEORGIA--(CONTINUED)
Monroe County Development Authority
   PCR RB (Oglethorpe Power-
   Scherer-B) DN (Ambac Insurance)+
   3.850% 03/07/00 ......................               $ 1,000    $  1,000,000
                                                                   ------------
                                                                      3,500,000
                                                                   ------------
HAWAII--1.0%
Hawaii State Department of Budget &
   Finance (Palama Meat Co. Project)
   DN (Bank of Hawaii LOC)+
   4.250% 03/07/00 ......................                 2,500       2,500,000
                                                                   ------------
ILLINOIS--10.0%
Addison, Village Of, Dupage County,
   Industrial Revenue Refunding Bonds
   (General Binding Corp. Project)
   1988 DN (ABN AMRO Bank LOC)+
   4.320% 03/07/00 ......................                 1,600       1,600,000
Chicago Gas Supply RB (Peoples Gas
   Light & Coke Co. Project)
   1993B MB++
   4.050% 12/01/00 ......................                 5,575       5,575,000
Chicago, City Of, IDA RB (Goose
   Island Beer O. Project) DN (ABN
   Amro Bank LOC)+
   4.250% 03/07/00 ......................                 2,000       2,000,000
East Dundee, Kane and Cook Counties,
   IDA RB (Otto Engine Project)/
   (Lasalle National Bank LOC) DN+
   3.950% 03/07/00 ......................                   950         950,000
Illinois Development Finance Authority
   PCR RB (Illinois Power Company
   Project) (ABN-AMRO Bank LOC) TECP
   4.050% 08/17/00 ......................                 2,000       2,000,000
Illinois Educational Facilities Authority
   RB (National Louis University)
   Series 1999A DN (Banc One LOC)+
   3.900% 03/07/00 ......................                 1,200       1,200,000
Illinois Health Facilities Authority
   Revolving Fund Pooled Financing
   Program (The University of Chicago
   Project) MB++
   3.750% 03/30/00 ......................                 4,000       4,000,000


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------
ILLINOIS--(CONTINUED)
Illinois Health Facility Authority RB MB
   (Evanston Hospital Corp.) Series A++
   3.550% 07/31/00 .....................                $ 6,000    $  6,000,000
Plainfield, Village of, IDA RB
   Series 1997 (Plainfield Moldings,
   Inc. Project) DN (Algemene LOC)+
   3.950% 03/07/00 .....................                  1,260       1,260,000
                                                                   ------------
                                                                     24,585,000
                                                                   ------------
INDIANA--4.0%
Indiana Development Finance Authority
   IDA RB (Enterprise Center II Project)
   DN (LOC Society National Bank
   Cleveland)+
   3.950% 03/07/00 .....................                  2,000       2,000,000
Indiana Development Finance Authority
   IDA RB (Enterprise Center IV Project)
   DN (LOC Society National Bank
   Cleveland)+
   3.950% 03/07/00 .....................                  2,600       2,600,000
Indiana Development Finance Authority
   Pollution Control Refunding RB
   (Southern Indiana Gas and Electric
   Co.) Series 1998A MB++
   3.000% 03/01/00 .....................                  2,900       2,900,000
Indiana State Development Finance
   Authority Economic Development
   RB DN (Saroyan Hardwoods Inc.
   Project) (Banc One Funding Corp.
   LOC)+
   4.000% 03/07/00 .....................                  1,550       1,550,000
Portage Economic Development RB
   (Breckenridge Apartments Project)
   DN (Comerica Bank Detroit LOC)+
   4.100% 03/07/00 .....................                    800         800,000
                                                                   ------------
                                                                      9,850,000
                                                                   ------------
KANSAS--0.7%
Wyandotte County, Kansas City
   Municipal GO Notes Series 9
   4.300% 02/01/01 .....................                  1,663       1,663,000
                                                                   ------------



                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------
KENTUCKY--2.0%
Henderson Industrial Building RB
   (Shamrock Technologies) 1997 DN
   (First Union National Bank LOC)+
   4.050% 03/07/00 .....................                $ 2,961    $  2,961,000
Pulaski County Solid Waste Disposal
   Facilities PCR RB (East Kentucky
   Power) Series B MB++
   4.050% 08/15/00 .....................                  2,000       2,000,000
                                                                   ------------
                                                                      4,961,000
                                                                   ------------
MARYLAND--6.2%
Anne Arundel County (Westdeutsche
   Landesbank Gironzentrale LOC)
   TECP
   3.700% 05/11/00 .....................                  2,000       2,000,000
Maryland Health & Higher Education
   Facilities Authority RB (Johns
   Hopkins Hospital Project) DN
   (Bank America LOC)+
   3.850% 03/07/00 .....................                  7,000       7,000,000
Maryland State Stadium Authority
   Sports Facilities DN+
   3.950% 03/07/00 .....................                  6,400       6,400,000
                                                                   ------------
                                                                     15,400,000
                                                                   ------------
MASSACHUSETTS--1.2%
Whiteman-Hanson Regional School
   District BAN
   3.500% 03/24/00 .....................                  2,000       2,000,364
   3.740% 07/07/00 .....................                  1,000       1,000,808
                                                                   ------------
                                                                      3,001,172
                                                                   ------------
MICHIGAN--3.8%
Benton Harbor Area School District BAN
   4.000% 08/31/00 .....................                  1,000       1,001,449
Michigan State Strategic Fund Limited
   Obligation RB (Dawnbreakers LLC
   Project) DN (Banc One N.A. LOC)+
   4.100% 03/07/00 .....................                  4,855       4,855,000
Pinckney Community Schools
   GO Notes
   4.250% 06/30/00 .....................                  1,000       1,000,962

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------

MICHIGAN--(CONTINUED)
Swartz Creek Community Schools
   State Aid Anticipation Notes GO
   Notes MB++
   3.600% 05/17/00 .....................                $ 2,500    $  2,501,013
                                                                   ------------
                                                                      9,358,424
                                                                   ------------
MINNESOTA--0.8%
Minneapolis GO Series 1998B DN
   (Bayerische Landesbank
   Girozentrale LOC)+
   3.750% 03/07/00 .....................                  1,885       1,885,000
                                                                   ------------
MISSOURI--0.1%
Kansas City IDA RB (Mid-America
   Health Services, Inc. Project)
   Series 1984 DN (Bank of New
   York LOC)+
   4.000% 03/07/00 .....................                    200         200,000
                                                                   ------------
NEBRASKA--1.5%
Lancaster County Industrial
   Development RB (Sun-Husker
   Foods, Inc. Project) DN (Bank of
   Tokyo LOC)+
   4.350% 03/07/00 .....................                  3,800       3,800,000
                                                                   ------------
NEW HAMPSHIRE--1.2%
New Hampshire State Business
   Finance Authority (New England
   Power) TECP
   3.700% 04/24/00 .....................                  3,000       3,000,000
                                                                   ------------
NEW JERSEY--3.2%
Carlstadt County BAN
   3.350% 03/29/00 .....................                  1,000       1,000,148
Cedar Grove Township GO
   Series 1999 BAN
   3.500% 03/07/00 .....................                  2,292       2,292,145
Essex County Improvement Authority
   BAN (MIG)
   3.500% 03/31/00 .....................                  2,000       2,000,556
Hillside Township BAN
   3.625% 03/08/00 .....................                  2,210       2,210,194



                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------
NEW JERSEY--(CONTINUED)
New Jersey Economic Development
   Authority RB (J. Jams Realty Co.)
   DN (First Union National Bank LOC)+
   3.900% 03/07/00 .....................                $   460    $    460,000
                                                                   ------------
                                                                      7,963,043
                                                                   ------------
NEW MEXICO--0.4%
New Mexio State TRAN
   4.500% 06/30/00 .....................                  1,000       1,002,103
                                                                   ------------
NEW YORK--12.9%
City of New York Transitional Finance
   Authority Series 1999B-1 DN
   (Morgan Guaranty Trust LOC)+
   3.750% 03/07/00 .....................                  3,200       3,200,000
Long Island Power Authority DN
   (MBIA Insurance LOC)+
   3.800% 03/07/00 .....................                    800         800,000
Long Island Power Authority Electric
   System Subordinated RB DN
   (Bayerische Landesbank
   Girozentrale LOC) DN+
   3.850% 03/07/00 .....................                    700         700,000
New York City GO (Morgan Guaranty
   LOC) DN+
   3.800% 03/07/00 .....................                    350         350,000
New York City GO Bonds DN
   (Morgan Guaranty LOC)+
   3.800% 03/07/00 .....................                    300         300,000
New York City GO DN (Bayerische
   Landesbank Girozentrale LOC)+
   3.750% 03/07/00 .....................                  2,300       2,300,000
New York State Dormitory Authority
   Reserves DN /(MBIA INSURANCE)+
   3.750% 03/07/00 .....................                 10,000      10,000,000
New York State Housing Finance
   Agency (Liberty View Apartments)
   Series 1997A DN (Federal National
   Mortgage Association LOC)+
   3.700% 03/07/00 .....................                  6,400       6,400,000


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------
NEW YORK--(CONTINUED)
New York State Housing Finance
   Agency Union Square South
   Housing RB 1996 Series A DN
   (Bayerische Landesbank
   Girozentrale LOC)+
   3.700% 03/07/00 .....................                $ 7,500    $  7,500,000
Port Authority of New York & New
   Jersey Versatile Structure
   Obligations DN (Bayerische
   Landesbank Girozentrale LOC)+
   3.750% 03/01/00 .....................                    400         400,000
                                                                   ------------
                                                                     31,950,000
                                                                   ------------
NORTH CAROLINA--11.8%
Buncombe County Industrial Facilities
   and Pollution Control Financing
   Authority RB (Lustar Dyeing, Inc.
   Project) Series 1998 DN (First
   Union National Bank LOC)+
   4.050% 03/07/00 .....................                  2,500       2,500,000
Charlotte-Mecklenburg Hospital
   Authority RB (Health Care System
   Project) Series 1996B DN (Bank of
   America LOC)+
   3.800% 03/07/00 .....................                  3,400       3,400,000
Greensboro (Combined Enterprise
   Systems) DN /(Bank Of America
   LOC)+
   3.900% 03/07/00 .....................                  2,975       2,975,000
Guilford County Industrial Facilities
   and Pollution Control Financing
   Authority IDA RB (U.S. Label Corp.
   Project) Series 1995 DN (Wachovia
   Bank LOC)+
   4.000% 03/07/00 .....................                    700         700,000
Lee County Industrial Facilities and
   Pollution Control Financing
   Authority RB (Var-Arden Corp
   Project) Series 1999 DN (Comerica
   Bank Detroit LOC)+
   4.100% 03/07/00 .....................                  3,300       3,300,000
North Carolina Educational Facilities
   Financing Agency DN+
   3.900% 03/07/00 .....................                  8,100       8,100,000



                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------
NORTH CAROLINA--(CONTINUED)
North Carolina Health Care Series
   1985 DN (MBIA Insurance)+
   3.750% 03/07/00 ...............................      $   600    $    600,000
North Carolina Medical Care
   Commission Hospital RB (Duke
   University Hospital Project)
   Series 1985B DN+
   3.800% 03/07/00 ...............................        2,000       2,000,000
North Carolina Medical Care
   Commission Hospital RB (Luthern
   Retirement Project) Series 1999 DN
   (Bank America LOC)+
   3.900% 03/07/00 ...............................          400         400,000
North Carolina Medical Care
   Community Hospital Lincoln Health
   System DN (NationsBank LOC)+
   3.900% 03/07/00 ...............................        3,100       3,100,000
Wake County Industrial Facility PCR
   RB (Carolina Power & Light Co.)
   Series 1985 A DN (Credit Suisse
   LOC)+
   3.800% 03/07/00 ...............................        2,000       2,000,000
                                                                   ------------
                                                                     29,075,000
                                                                   ------------
NORTH DAKOTA--0.4%
North Dakota State Housing Finance
   Authority Home Mortgage RB
   Series C MB (FGIC Insurance)++
   3.200% 04/01/00 ...............................        1,000       1,000,000
                                                                   ------------
OHIO--3.1%
Allen City BAN
   3.350% 04/13/00 ...............................        2,000       2,000,341
Butler County BAN
   4.180% 03/15/00 ...............................        1,000       1,000,181
Cuyahoga County RB (The Cleveland
   Clinic) Series D DN (Bank America
   N.A. LOC)+
   3.850% 03/07/00 ...............................          300         300,000
Mansfield City School District BAN
   4.400% 07/18/00 ...............................        1,000       1,001,668


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------

OHIO--(CONTINUED)
Montgomery County Healthcare
   Facilities RB Series 1998 DN
   (National City Bank of Cleveland
   LOC)+
   3.950% 03/07/00 ...............................      $   570    $    570,000
Toledo BAN
   4.200% 05/18/00 ...............................        1,000       1,000,980
Union Township GO Notes
   3.770% 05/26/00 ...............................        1,850       1,851,973
                                                                   ------------
                                                                      7,725,143
                                                                   ------------
OKLAHOMA--2.0%
Oklahoma County Finance Authority
   IDA RB (Southwest Electric Co.
   Project) Series 1998 DN (Bank
   One of Milwaukee LOC)+
   4.000% 03/07/00 ...............................        2,865       2,865,000
Oklahoma Development Finance
   Authority (Shawnee Funding
   Limited) DN (Bank of Nova Scotia
   LOC)+
   4.050% 03/07/00 ...............................        2,000       2,000,000
                                                                   ------------
                                                                      4,865,000
                                                                   ------------
PUERTO RICO--0.8%
Puerto Rico Electric Power Authority
   DN (Societe Generale LOC)+
   3.000% 03/07/00 ...............................        1,900       1,900,000
                                                                   ------------
SOUTH CAROLINA--2.7%
Berkeley County IDA RB (Nucor Corp.
   Guarantee Project) Series 1995 DN+
   4.000% 03/07/00 ...............................        2,300       2,300,000
Chesterfield County IDA RB (Culp,
   Inc.) DN (Wachovia LOC)+
   4.050% 03/07/00 ...............................        2,300       2,300,000
Marlboro County, IDA RB (Reliance
   Trading Corp. of America Project)
   1997 DN (ABN AMRO Bank LOC)+
   3.950% 03/07/00 ...............................        1,100       1,100,000



                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------
SOUTH CAROLINA--(CONTINUED)
South Carolina Jobs Economic
   Development Authority RB (Tate
   Metalworks, Inc. Project) 1998 DN
   (Wachovia LOC)+
   4.050% 03/07/00 ...............................      $ 1,000    $  1,000,000
                                                                   ------------
                                                                      6,700,000
                                                                   ------------
TENNESSEE--2.4%
Morristown IDA (Petoskey Plastic
   Project) DN (Comerica Bank LOC)+
   4.200% 03/07/00 ...............................        6,000       6,000,000
                                                                   ------------
TEXAS--7.9%
Austin Airport System Revenue
   Financial Sevices Department -
   Merlots Series J First Union 2A-7
   Merlots Series 2000 J (MBIA
   Insurance LOC) DN+
   4.050% 03/07/00 ...............................        1,000       1,000,000
Brazos River Harbor Navigational
   District TECP
   3.900% 06/09/00 ...............................        9,980       9,980,000
Denton IDA (Hartzell Manufacturing
   Inc. Project) DN (National City
   Bank of Cleveland LOC)+
   4.300% 03/07/00 ...............................        1,300       1,300,000
Texas State TRAN
   4.500% 08/31/00 ...............................        7,300       7,326,116
                                                                   ------------
                                                                     19,606,116
                                                                   ------------
VIRGINIA--5.9%
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 C DN
   (AMBAC Insurance)+
   3.900% 03/07/00 ...............................          565         565,000
Metropolitan Washington DC Airport
   Authority TECP
   3.750% 04/17/00 ...............................       14,000      14,000,000
                                                                   ------------
                                                                     14,565,000
                                                                   ------------

                 See Accompanying Notes to Financial Statements

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------
WASHINGTON--0.8%
Washington State DN+
   3.960% 03/07/00 ...............................      $ 2,000    $  2,000,000
                                                                   ------------
WISCONSIN--5.0%
Franklin, City Of, IDA RB Series 1998
   (All Glass Aquarium Co., Inc.
   Project) DN (Banc One Funding
   Corp. LOC)+
   4.000% 03/07/00 ...............................        4,390       4,390,000
Mequon, City of, IDA RB (Johnson
   Level GRW Investment Project)
   DN (Bank One Fundim Corp. LOC)+
   4.000% 03/07/00 ...............................        2,345       2,345,000
Rapids City IDA RB (Theile Kaolin of
   Wisconsin, Inc. Project) DN
   (Suntrust Bank LOC)+
   4.050% 03/07/00 ...............................        2,250       2,250,000
Wisconsin Housing & Economic
   Development Authority MB
   (Transamerica Life And Annuity
   Company)++
   4.060% 03/07/00 ...............................        3,300       3,300,000
                                                                   ------------
                                                                     12,285,000
                                                                   ------------
     TOTAL MUNICIPAL BONDS
       (Cost $245,037,887) .......................                  245,037,887
                                                                   ------------
TOTAL INVESTMENTS AT VALUE--99.2%
   (Cost $245,037,887*) ..........................                  245,037,887
                                                                   ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.8% ..........................                    1,897,986
                                                                   ------------
NET ASSETS (Applicable to 130,486,325
   Bedford shares,  219,708 Cash Preservation
   shares, 116,303,638 Janney Montgomery Scott
   shares, and 800 other
   shares)--100.0% ...............................                 $246,935,873
                                                                   ============
NET ASSET VALUE, Offering and
   redemption price per share
   ($246,935,873 / 247,010,471) ..................                        $1.00
                                                                          =====

*    Also cost for Federal income tax purposes.

+ Variable Rate Demand Notes -- The interest rate shown is the rate as of February 29, 2000 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

++   Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS

AMT ................................................. Alternative Minimum Tax
BAN .................................................. Bond Anticipation Note
DN .............................................................. Demand Note
GO ...................................................... General Obligations
LOC ........................................................ Letter of Credit
IDA ........................................ Industrial Development Authority
MB ........................................................... Municipal Bond
PCR ............................................... Pollution Control Revenue
RAN ............................................... Revenue Anticipation Note
RAW ........................................... Revenue Anticipation Warrants
RB ............................................................. Revenue Bond
TAN ................................................... Tax Anticipation Note
TECP ............................................ Tax Exempt Commercial Paper
TRAN ...................................... Tax and Revenue Anticipation Note

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------
AGENCY OBLIGATIONS--36.5%
FEDERAL HOME LOAN BANK--13.9%
   5.160% 03/08/00 ...............................      $ 5,000     $  4,999,522
   5.810% 03/17/00 ...............................        5,900        5,884,765
   5.810% 03/23/00 ...............................        4,470        4,454,129
   5.010% 04/28/00 ...............................       15,000       14,998,693
   5.075% 04/28/00 ...............................        9,500        9,489,582
   5.560% 05/03/00 ...............................        8,000        7,922,160
   5.510% 05/17/00 ...............................       20,000       19,764,294
                                                                    ------------
                                                                      67,513,145
                                                                    ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION--13.6%
   5.765% 05/11/00 ...............................       10,000        9,886,301
   5.800% 05/18/00 ...............................        5,000        4,937,167
   5.810% 05/18/00 ...............................       10,000        9,874,117
   5.835% 05/25/00 ...............................       25,000       24,655,573
   5.200% 06/30/00 ...............................       10,000        9,825,222
   5.988% 01/16/01 ...............................        7,000        6,626,273
                                                                    ------------
                                                                      65,804,653
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--9.0%
   5.060% 03/15/00 ...............................        4,000        3,998,708
   5.730% 04/13/00 ...............................       10,000        9,931,558
   5.750% 04/27/00 ...............................       20,000       19,817,917
   5.460% 06/21/00 ...............................        5,000        4,999,709
   5.900% 12/01/00 ...............................        5,000        4,993,178
                                                                    ------------
                                                                      43,741,070
                                                                    ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $177,058,868) .......................                   177,058,868
                                                                    ------------
VARIABLE RATE OBLIGATIONS--29.5%
FEDERAL HOME LOAN BANK--5.2%
   5.855% 03/01/00+ ..............................       10,000        9,999,399
   5.739% 03/13/00+ ..............................       15,000       14,997,218
                                                                    ------------
                                                                      24,996,617
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--19.2%
   5.703% 03/02/00+ ..............................       10,000        9,997,160
   5.973% 03/22/00+ ..............................       13,000       12,998,023
   5.970% 03/23/00+ ..............................       35,000       34,998,632
   5.883% 05/05/00+ ..............................       25,000       24,997,243
   5.915% 05/09/00+ ..............................       10,000        9,997,361
                                                                    ------------
                                                                      92,988,419
                                                                    ------------



                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------
STUDENT LOAN MARKETING ASSOCIATION--3.1%
   6.531% 03/07/00+ ..............................      $10,000     $ 10,000,000
   6.481% 08/03/00+ ..............................        5,000        5,008,163
                                                                    ------------
                                                                      15,008,163
                                                                    ------------
STUDENT LOAN MARKETING ASSOCIATION MASTER NOTES--2.1%
   6.031% 03/07/00+ ..............................       10,000       10,000,000
                                                                    ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $142,993,199) .......................                   142,993,199
                                                                    ------------
REPURCHASE AGREEMENTS--33.7%
Lehman Brothers Inc.
   (Agreement dated 02/29/00 to be
   repurchased at $33,405,214
   collateralized by $29,585,013 par
   Federal Converted Gold Bond
   Certificates of Participation 6.50%
   to 9.50% due 04/01/08 to 12/01/22,
   $43,939,499 par Federal Home Loan
   Mortgage Corporation Certificates of
   Participation 8.50% to 10.00% due
   10/01/03 to 10/01/17, $91,742,706 par
   Federal National Mortgage Association
   Strip 6.00% to 10.50% due 09/01/12 to
   07/01/29. Market Value of collateral
   is $34,178,505.)
   5.620% 03/01/00 ...............................       33,400       33,400,000
Morgan Stanley & Co. Inc.
   (Agreement dated 02/29/00 to be
   repurchased at $100,016,491
   collaterlized by $94,470,700 Federal
   National Mortgage Association
   6.00% and 6.625% due 05/15/08 and
   09/15/09, $8,765,512 Federal Home
   Loan Mortgage Corp. 6.75% due
   09/15/29. Market Value of collateral
   is $103,236,212.)
   5.937% 03/01/00 ...............................      100,000      100,000,000


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                          PAR
                                                         (000)         VALUE
                                                      ----------   -------------
REPURCHASE AGREEMENTS--(CONTINUED)
Warburg Dillion Read (Agreement dated
   02/11/00 to be repurchased at
   $10,049,514 collaterlized by
   $10,740,000 par Federal National
   Mortgage Strip 7.50% due 05/01/18.
   Market Value of collateral is
   $10,279,389.)
   5.750% 03/13/00 .................................    $10,000     $ 10,000,000
Warburg Dillion Read
   (Agreement dated 02/14/00 to be
   repurchased at $5,074,190
   collaterlized by $6,020,000 par
   Federal National Mortgage
   Association Strip 6.00% due
   02/01/29. Market Value of collateral
   is $5,140,106.)
   5.870% 05/15/00 .................................      5,000        5,000,000
Warburg Dillion Read (Agreement dated
   02/22/00 to be repurchased at
   $15,223,125 collaterlized by
   $5,085,000 par Federal National
   Mortgage Association Conventional
   Pooled Loan due 01/01/01, $9,912,327
   par Federal Converted Gold Bond
   Certificates of Participation 7.00%
   due 01/01/11, and $6,055,000 Federal
   National Mortgage Association
   Conventional Pooled Loan due
   01/01/10. Market Value of collateral
   is $15,430,439.)
   5.950% 05/22/00. ...............................      15,000       15,000,000
                                                                    ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $163,400,000) .........................                 163,400,000
                                                                    ------------
TOTAL INVESTMENTS AT VALUE--99.8%
   (Cost $483,452,067*) ............................                 483,452,067
                                                                    ------------


                                                                        VALUE
                                                                    ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.2% ............................                $  1,018,764
                                                                    ------------
NET ASSETS (Applicable to 97,094,548
   Bedford shares, 387,433,812 Janney
   Montgomery Scott shares and 800 other
   shares)--100% ...................................                $484,470,831
                                                                    ============
NET ASSET VALUE, Offering and
   redemption price per share
   ($484,470,831 / 484,529,160) ....................                       $1.00
                                                                           =====

*    Also cost for Federal income tax purposes.
+ Variable Rate Obligations -- The interest rate is the rate as of February 29, 2000 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000
                                   (UNAUDITED)

                                                                                         GOVERNMENT
                                                                           MUNICIPAL     OBLIGATIONS
                                                         MONEY MARKET    MONEY MARKET   MONEY MARKET
                                                           PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                         ------------    ------------   ------------
Investment Income
   Interest ...........................................   $83,785,587     $4,482,447     $13,372,029
                                                          -----------     ----------     -----------
Expenses
   Distribution fees ..................................     5,228,683        746,306       1,459,407
   Investment advisory fees ...........................     5,310,677        434,321       1,034,610
   Administration fees ................................            --        124,384              --
   Transfer agent fees ................................       225,049         64,586         123,203
   Service organization fees ..........................       284,235             --              --
   Printing fees ......................................       273,934         32,802          91,694
   Custodian fees .....................................       214,102         28,933          46,102
   Legal fees .........................................        73,444          6,019           9,425
   Registration fees ..................................        45,000         23,000          30,000
   Audit fees .........................................        80,076          9,789          14,737
   Directors' fees ....................................        65,456          5,778          10,153
   Insurance expense ..................................        10,988          1,227           2,213
   Miscellaneous ......................................            --            630           1,296
                                                          -----------     ----------     -----------
                                                           11,811,644      1,477,775       2,822,840

   Less fees waived ...................................      (707,606)      (361,136)       (403,120)
   Less expense reimbursement by advisor ..............      (157,665)       (26,002)             --
                                                          -----------     ----------     -----------
        Total expenses ................................    10,946,373      1,090,637       2,419,720
                                                          -----------     ----------     -----------
Net investment income .................................    72,839,214      3,391,810      10,952,309
                                                          -----------     ----------     -----------
Net realized gain (loss) on investments ...............          (602)            --          (1,087)
                                                          -----------     ----------     -----------
Net increase in net assets resulting from operations ..   $72,838,612     $3,391,810     $10,951,222
                                                          ===========     ==========     ===========

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        MUNICIPAL MONEY
                                              MONEY MARKET PORTFOLIO                   MARKET PORTFOLIO
                                        ----------------------------------      ----------------------------------
                                             FOR THE           FOR THE               FOR THE           FOR THE
                                        SIX MONTHS ENDED     YEAR ENDED         SIX MONTHS ENDED     YEAR ENDED
                                        FEBRUARY 29, 2000  AUGUST 31, 1999      FEBRUARY 29, 2000  AUGUST 31, 1999
                                        -----------------  ---------------      -----------------  ---------------
                                           (UNAUDITED)                             (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income ................  $   72,839,214   $  115,658,458       $      3,391,810   $    6,771,609
  Net gain (loss) on investments .......            (602)          72,320                     --               --
                                          --------------   --------------       ----------------   --------------
  Net increase in net assets
    resulting from operations ..........      72,838,612      115,730,778              3,391,810        6,771,609
                                          --------------   --------------       ----------------   --------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares .....................      (9,490,228)     (28,089,918)            (1,850,391)      (3,903,796)
    Cash Preservation shares ...........          (3,610)          (7,069)                (2,870)          (4,151)
    Janney Montgomery Scott
      shares ...........................     (26,738,928)     (43,156,041)            (1,538,549)      (2,863,662)
    Principal shares ...................      (5,268,052)      (2,455,484)                    --               --
    Sansom Street shares ...............     (22,195,668)     (36,008,586)                    --               --
    Select shares ......................      (9,142,728)      (5,941,360)                    --               --
                                          --------------   --------------       ----------------   --------------
                                             (72,839,214)    (115,658,458)            (3,391,810)      (6,771,609)
Dividends to shareholders from
  Net Realized  Short-Term  Gains in
  excess of Net Investment Income:
    Bedford shares .....................              --           (2,671)                    --               --
    Cash Preservation shares ...........              --               (1)                    --               --
    Janney Montgomery Scott
      shares ...........................              --           (2,921)                    --               --
    Principal shares ...................              --               --                     --               --
    Sansom Street shares ...............              --           (2,010)                    --               --
    Select shares ......................              --             (102)                    --               --
                                          --------------   --------------       ----------------   --------------
                                                      --           (7,705)                    --               --
      Total Dividends to
        shareholders ...................     (72,839,214)    (115,666,163)            (3,391,810)      (6,771,609)
                                          --------------   --------------       ----------------   --------------
Net capital share transactions (Note 3)     (188,628,536)     423,497,416            (18,095,591)      19,860,650
                                          --------------   --------------       ----------------   --------------
Total increase/(decrease) in
  net assets ...........................    (188,629,138)     423,562,031            (18,095,591)      19,860,650
Net Assets:
  Beginning of period ..................   2,739,120,331    2,315,558,300            265,031,464      245,170,814
                                           -------------   --------------       ----------------   --------------
  End of period ........................  $2,550,041,193   $2,739,120,331       $    246,935,873   $  265,031,464
                                          ==============   ==============       ================   ==============

                                             GOVERNMENT OBLIGATIONS
                                            MONEY MARKET PORTFOLIO
                                        ---------------------------------
                                              FOR THE          FOR THE
                                        SIX MONTHS ENDED    YEAR ENDED
                                        FEBRUARY 29, 2000  AUGUST 31, 1999
                                        -----------------  ---------------
                                           (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income                 $     10,952,309   $   21,447,328
  Net gain (loss) on investments                  (1,087)         (37,985)
                                        ----------------   --------------
  Net increase in net assets
    resulting from operations                 10,951,222       21,409,343
                                        ----------------   --------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares                            (2,281,187)      (5,251,973)
    Cash Preservation shares                          --               --
    Janney Montgomery Scott
      shares                                  (8,671,122)     (16,195,355)
    Principal shares                                  --               --
    Sansom Street shares                              --               --
    Select shares                                     --               --
                                        ----------------   --------------
                                             (10,952,309)     (21,447,328)
Dividends to shareholders from
  Net Realized  Short-Term  Gains in
  excess of Net Investment Income:
    Bedford shares                                    --               --
    Cash Preservation shares                          --               --
    Janney Montgomery Scott
      shares                                          --               --
    Principal shares                                  --               --
    Sansom Street shares                              --               --
    Select shares                                     --               --
                                        ----------------   --------------
                                                      --               --
      Total Dividends to
        shareholders                         (10,952,309)     (21,447,328)
                                        ----------------   --------------
Net capital share transactions (Note 3)        2,075,709      (25,077,711)
                                        ----------------   --------------
Total increase/(decrease) in
  net assets                                   2,074,622      (25,115,696)
Net Assets:
  Beginning of period                        482,396,209      507,511,905
                                        ----------------   --------------
  End of period                         $    484,470,831   $  482,396,209
                                        ================   ==============

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (c)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  MONEY MARKET PORTFOLIO
                            ----------------------------------------------------------------
                               FOR THE     FOR THE       FOR THE     FOR THE      FOR THE
                              SIX MONTHS     YEAR         YEAR         YEAR        YEAR
                                ENDED        ENDED        ENDED       ENDED        ENDED
                             FEBRUARY 29,  AUGUST 31,   AUGUST 31,  AUGUST 31,   AUGUST 31,
                                 2000         1999         1998        1997         1996
                            -------------  ----------   ----------  ----------   ----------
                            (UNAUDITED)
Net asset value, beginning
  of period ................$      1.00    $     1.00     $   1.00    $   1.00     $   1.00
                            -----------    ----------     --------    --------     --------
Income from investment
  operations:
  Net investment income ....     0.0237        0.0425       0.0473      0.0462       0.0469
                            -----------    ----------     --------    --------     --------
      Total from investment
        operations .........     0.0237        0.0425       0.0473      0.0462       0.0469
                            -----------    ----------     --------    --------     --------
Less distributions
  Dividends (from net
    investment income) .....    (0.0237)      (0.0425)     (0.0473)    (0.0462)     (0.0469)
                            -----------    ----------     --------    --------     --------
      Total distributions ..    (0.0237)      (0.0425)     (0.0473)    (0.0462)     (0.0469)
                            -----------    ----------     --------    --------     --------
Net asset value, end of
  period ...................$      1.00    $     1.00     $   1.00    $   1.00     $   1.00
                            ===========    ==========     ========    ========     ========
Total Return ...............    2.37%(d)        4.34%        4.84%       4.72%        4.79%

Ratios /Supplemental Data
  Net assets, end of
    period (000) .......... $   442,146    $  360,123     $762,739  $1,392,911   $1,109,334
  Ratios of expenses to
    average net assets .....  .97%(a)(b)       .97%(a)      .97%(a)     .97%(a)      .97%(a)
  Ratios of net investment
    income to average
    net assets .............    4.76%(b)        4.25%        4.73%       4.62%        4.69%


                                                   MUNICIPAL MONEY MARKET PORTFOLIO
                             ---------------------------------------------------------------
                                 FOR THE     FOR THE      FOR THE     FOR THE     FOR THE
                                SIX MONTHS     YEAR        YEAR        YEAR         YEAR
                                   ENDED       ENDED       ENDED       ENDED        ENDED
                               FEBRUARY 29,  AUGUST 31,  AUGUST 31,  AUGUST 31,   AUGUST 31,
                                   2000        1999        1998        1997         1996
                              ------------  ----------  ----------  ---------    ----------
                               (UNAUDITED)
Net asset value, beginning
  of period ................     $   1.00    $   1.00     $  1.00   $   1.00      $   1.00
                                 --------    --------     -------   --------      --------
Income from investment
  operations:
  Net investment income ....       0.0135      0.0243      0.0286     0.0285        0.0288
                                 --------    --------     -------   --------      --------
      Total from investment
        operations .........       0.0135      0.0243      0.0286     0.0285        0.0288
                                 --------    --------     -------   --------      --------
Less distributions
  Dividends (from net
    investment income) .....      (0.0135)    (0.0243)    (0.0286)   (0.0285)      (0.0288)
                                 --------    --------     -------   --------      --------
      Total distributions ..      (0.0135)    (0.0243)    (0.0286)   (0.0285)      (0.0288)
                                 --------    --------     -------   --------      --------
Net asset value, end of
  period ...................     $   1.00    $   1.00     $  1.00   $   1.00      $   1.00
                                 ========    ========     =======   ========      ========
Total Return ...............      1.35%(d)      2.46%       2.97%      2.88%         2.92%

Ratios /Supplemental Data
  Net assets, end of
    period (000) ..........      $130,415    $150,278    $147,633   $213,034      $201,940
  Ratios of expenses to
    average net assets .....    .89%(a)(b)     .89%(a)     .89%(a)    .85%(a)       .84%(a)
  Ratios of net investment
    income to average
    net assets .............      2.71%(b)      2.43%       2.86%      2.85%         2.88%


(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.02% for the six months ended February 29, 2000, 1.08%, 1.10%, 1.12% and 1.14% for the years ended August 31, 1999, 1998, 1997 and 1996, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.18% for the six months ended February 29, 2000, 1.15%, 1.15%, 1.14% and 1.12% for the years ended August 31, 1999, 1998, 1997 and 1996, respectively.

(b)  Annualized.

(c) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

(d)  Non-Annualized.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (c)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             ----------------------------------------------------------------
                                FOR THE       FOR THE    FOR THE       FOR THE      FOR THE
                               SIX MONTHS      YEAR        YEAR          YEAR         YEAR
                                 ENDED         ENDED       ENDED        ENDED         ENDED
                              FEBRUARY 29,   AUGUST 31,  AUGUST 31,   AUGUST 31,    AUGUST 31,
                                  2000          1999        1998         1997         1996
                              ------------   ---------   ----------   ----------    ---------
                               (UNAUDITED)

Net asset value, beginning
  of period ..................   $   1.00      $   1.00    $   1.00     $   1.00     $   1.00
                                 --------      --------    --------     --------     --------
Income from investment
  operations:
  Net investment income ......     0.0225        0.0409      0.0464       0.0449       0.0458
                                 --------      --------    --------     --------     --------
      Total from investment
        operations ...........     0.0225        0.0409      0.0464       0.0449       0.0458
                                 --------      --------    --------     --------     --------
Less distributions
  Dividends (from net
    investment income) .......    (0.0225)      (0.0409)    (0.0464)     (0.0449)     (0.0458)
                                 --------      --------    --------     --------     --------
      Total distributions ....    (0.0225)      (0.0409)    (0.0464)     (0.0449)     (0.0458)
                                 --------      --------    --------     --------     --------
Net asset value,
  end of period ..............   $   1.00      $   1.00    $   1.00     $   1.00     $   1.00
                                 ========      ========    ========     ========     ========
Total Return .................    2.25%(d)        4.17%       4.74%        4.59%        4.68%

Ratios /Supplemental Data
  Net assets, end of
    period (000) .............   $ 97,097      $113,050    $128,447     $209,715     $192,599
  Ratios of expenses to
    average net assets .......  .975%(a)(b)     .975%(a)    .975%(a)     .975%(a)     .975%(a)
  Ratios of net investment
    income to average
    net assets ...............    4.52%(b)        4.09%       4.63%        4.49%        4.58%

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Portfolio would have been 1.14% for the six months ended February 29, 2000, 1.13%, 1.10%, 1.09% and 1.10% for the years ended August 31, 1999, 1998, 1997 and
     1996, respectively.

(b)  Annualized

(c) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

(d)  Non-Annualized.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 20.03 billion shares are currently classified into ninety-nine classes. Each class represents an interest in one of seventeen investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", ten of which have begun investment operations: the Bedford Family, the Principal Family, the Sansom Street Family, the Janney Montgomery Scott Family, the Cash Preservation Family, the Select Family, the n/i Family, the Boston Partners Family, the Bogle Family and the Schneider Family. The Bedford Family represents interests in three portfolios, which are covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes. It is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment advisor for the portfolios described herein, and also serves as administrator for the Money Market and the Government Obligations Money Market Portfolios. For the Money Market and
Government Obligations Money Market Portfolios, BIMC and PFPC, Inc. ("PFPC") have entered into a delegation agreement, whereas PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the portfolios.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly based on each portfolio's average daily net assets:

             PORTFOLIO                             ANNUAL RATE
    ----------------------------   --------------------------------------------
     Money Market and Government   .45% of first $250 million of net assets;
       Obligations Money Market    .40% of next $250 million of net assets;
       Portfolios                  .35% of net assets in excess of $500 million.

     Municipal Money Market        .35% of first $250 million of net assets;
       Portfolio                   .30% of next $250 million of net assets;
                                   .25% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for these portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 29, 2000, advisory fees and waivers for the three investment portfolios were as follows:

                                                          GROSS                        NET
                                                        ADVISORY                    ADVISORY
                                                           FEE          WAIVER         FEE
                                                       ------------   ---------    -----------
     Money Market Portfolio                            $5,310,677     $(707,609)   $4,603,068
     Municipal Money Market Portfolio                     434,321      (358,156)       76,165
     Government Obligations Money Market Portfolio      1,034,610      (403,120)      631,490

     The investment advisor has agreed to reimburse each portfolio for the amount, if any, by which the net operating expenses exceed the expense cap. For the six months ended February 29, 2000 the reimbursed expenses were $157,665 and $26,002, for the Money Market Portfolio and Municipal Money Market Portfolio, respectively.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     In addition, PFPC Trust Co. serves as custodian for each of the Fund's portfolios. PFPC serves as each class's transfer and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 29, 2000, transfer agency fees and waivers for each class of shares within the three investment portfolios were as follows:

                                                                   GROSS                                        NET
                                                              TRANSFER AGENCY                             TRANSFER AGENCY
                                                                    FEE                 WAIVER                  FEE
                                                              ---------------         ------------       -----------------
Money Market Portfolio
     Bedford Class                                               $     --               $    --              $     --
     Cash Preservation Class                                           --                    --                    --
     Janney Montgomery Scott Class                                213,047                    --               213,047
     Principal Class                                                3,900                    --                 3,900
     Sansom Street Class                                            6,702                    --                 6,702
     Select                                                         1,400                    --                 1,400
                                                                 --------               -------              --------
        Total Money Market Portfolio                             $225,049               $    --              $225,049
                                                                 ========               =======              ========
Municipal Money Market Portfolio
     Bedford Class                                               $ 32,954               $    --              $ 32,954
     Cash Preservation Class                                        3,371                (2,980)                  391
     Janney Montgomery Scott Class                                 28,261                    --                28,261
                                                                 --------               -------              --------
        Total Municipal Money Market Portfolio                   $ 64,586               $(2,980)             $ 61,606
                                                                 ========               =======              ========
Government Obligations Money Market Portfolio
     Bedford Class                                               $ 34,094               $    --              $ 34,094
     Janney Montgomery Scott Class                                 89,109                    --                89,109
                                                                 --------               -------              --------
        Total Government Obligations Money Market Portfolio      $123,203               $    --              $123,203
                                                                 ========               =======              ========

     In addition, PFPC serves as administrator for the Municipal Money Market Portfolio. The administration fee is computed daily and payable monthly at an annual rate of .10% of the Portfolio's average daily net assets. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for a Portfolio. For the six months ended February 29, 2000, the administration fee and waiver for the portfolio were as follows:

                                           GROSS                    NET
                                       ADMINISTRATION          ADMINISTRATION
                                            FEE        WAIVER       FEE
                                       --------------  ------  --------------
     Municipal Money Market Portfolio     $124,384     $ --       $124,384

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Fund, on behalf of each class of shares within the three investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Fund has entered into Distribution Contracts with Provident Distributors Inc. ("PDI"), which provide for each class to make monthly payments, based on average net assets, to PDI of up to .65% on an annualized basis for the Bedford, Cash Preservation, Principal, and Janney Montgomery Scott Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the six months ended February 29, 2000, distribution fees for each class were as follows:

                                                                 DISTRIBUTION
                                                                     FEE
                                                                 ------------
     Money Market Portfolio
         Bedford Class                                            $1,195,289
         Cash Preservation Class                                         301
         Janney Montgomery Scott Class                             3,394,889
         Principal Class                                             425,466
         Sansom Street Class                                         212,738
                                                                  ----------
             Total Money Market Portfolio                         $5,228,683
                                                                  ==========
     Municipal Money Market Portfolio
         Bedford Class                                            $  409,741
         Cash Preservation Class                                         436
         Janney Montgomery Scott Class                               336,129
                                                                  ----------
             Total Municipal Money Market Portfolio               $  746,306
                                                                  ==========
     Government Obligations Money Market Portfolio
         Bedford Class                                            $  302,977
         Janney Montgomery Scott Class                             1,156,430
                                                                  ----------
             Total Government Obligations Money Market Portfolio  $1,459,407
                                                                  ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the six months ended February 29, 2000, service organization fees were $284,235 for the Money Market Portfolio.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                                           MUNICIPAL MONEY
                                   MONEY MARKET PORTFOLIO                 MARKET PORTFOLIO
                            ----------------------------------   ----------------------------------
                                  FOR THE         FOR THE            FOR THE            FOR THE
                             SIX MONTHS ENDED    YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                            FEBRUARY 29, 2000  AUGUST 31, 1999   FEBRUARY 29, 2000  AUGUST 31, 1999
                            -----------------  ---------------   -----------------  ---------------
                                (UNAUDITED)                        (UNAUDITED)
                                   VALUE            VALUE              VALUE               VALUE
                            -----------------  ----------------   -----------------  ---------------
Shares sold:
   Bedford Class              $   434,830,491  $  1,676,808,408       $ 131,724,543    $ 471,166,299
   Cash Preservation Class            168,234           114,454              32,443          178,689
   Janney Montgomery
     Scott Class                2,959,249,169     4,931,373,936         225,816,326      445,130,179
   Principal Class                300,341,761       318,334,115                  --               --
   Sansom Street Class          1,562,831,873     2,907,994,377                  --               --
   Select Class                 1,740,715,743     1,439,090,920                  --               --
                              ---------------  ----------------       -------------    -------------
    Total Shares Purchased      6,998,137,271    11,273,716,210         357,573,312      916,475,167
Shares issued in
  reinvestment of dividends:
   Bedford Class                    9,382,916        28,217,868           1,855,138        3,895,215
   Cash Preservation Class              3,501             7,224               2,822            3,980
   Janney Montgomery
     Scott Class                   26,565,909        43,272,113           1,534,459        2,871,349
   Principal Class                  5,254,007         2,206,341                  --               --
   Sansom Street Class             13,465,885        26,800,967                  --               --
   Select Class                            --           347,980                  --               --
                              ---------------  ----------------       -------------    -------------
    Total Shares Reinvested        54,672,218       100,852,493           3,392,419        6,770,544
Shares repurchased:
   Bedford Class                 (362,189,722)   (2,107,674,545)       (153,443,382)    (472,416,562)
   Cash Preservation Class            (65,144)         (217,053)            (29,929)         (60,295)
   Janney Montgomery
     Scott Class               (2,843,076,015)   (4,790,786,046)       (225,588,011)    (430,908,204)
   Principal Class               (294,544,481)     (102,006,633)                 --               --
   Sansom Street Class         (2,172,852,992)   (2,741,000,161)                 --               --
   Select Class                (1,568,709,671)   (1,209,386,849)                 --               --
                              ---------------  ----------------       -------------    -------------
    Total Shares Repurchased   (7,241,438,025)  (10,951,071,287)       (379,061,322)    (903,385,061)
                              ---------------  ----------------       -------------    -------------
Net increase (decrease)       $  (188,628,536) $    423,497,416       $ (18,095,591)   $  19,860,650
                              ===============  ================       =============    =============
Bedford Shares authorized       1,5000,000,000    1,500,000,000         500,000,000      500,000,000
                              ===============  ================       =============    =============

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 3. CAPITAL SHARES (CONTINUED)

                                       GOVERNMENT OBLIGATIONS
                                       MONEY MARKET PORTFOLIO
                               ------------------------------------
                                   FOR THE              FOR THE
                               SIX MONTHS ENDED       YEAR ENDED
                               FEBRUARY 29, 2000    AUGUST 31, 1999
                               ----------------     ---------------
                                 (UNAUDITED)
                                     VALUE                VALUE
                                ----------------     ---------------
Shares sold:
   Bedford Class                   $  88,788,231     $   351,502,731
   Janney Montgomery
     Scott Class                     820,165,509       1,424,893,515
                                   -------------     ---------------
    Total Shares Sold                908,953,740       1,776,396,246
Shares issued in
  reinvestment of dividends:
   Bedford Class                       2,297,170           5,293,048
   Janney Montgomery
     Scott Class                       8,635,361          16,337,605
                                   -------------     ---------------
    Total Shares Reinvested           10,932,531          21,630,653
Shares repurchased:
   Bedford Class                    (107,038,243)       (372,183,308)
   Janney Montgomery
     Scott Class                    (810,772,319)     (1,450,921,302)
                                   -------------     ---------------
    Total Shares Repurchased        (917,810,562)     (1,823,104,610)
                                   -------------     ---------------
Net increase (decrease)            $   2,075,709     $   (25,077,711)
                                   =============     ===============
Bedford Shares authorized            500,000,000         500,000,000
                                   =============     ===============

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 4. NET ASSETS
     At February 29, 2000, net assets consisted of the following:

                                                                                              GOVERNMENT
                                                                               MUNICIPAL      OBLIGATIONS
                                                           MONEY MARKET      MONEY MARKET    MONEY MARKET
                                                             PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                          --------------     ------------    ------------
Capital paid-in                                           $2,550,547,824     $246,954,810    $484,541,710
Accumulated net realized gain (loss) on investments              (56,631)         (18,937)        (70,879)
                                                          --------------     ------------    ------------
                                                          $2,550,491,193     $246,935,873    $484,470,831
                                                          ==============     ============    ============

NOTE 5. CAPITAL LOSS CARRYOVER

     At August 31, 1999 capital loss carryovers were available to offset future realized gains as follows: $18,937 in the Municipal Money Market Portfolio of which, $444 expires in 2000, $1,058 expires in 2001, $9,789 expires in 2002, $674 expires in 2004, $3,917 expires in 2005, and $3,055 expires in 2006;
$57,342 in the Government Obligations Money Market Portfolio of which $12,275 expires in 2004, $1,291 expires in 2005, $5,792 expires in 2006, and $37,984 expires in 2007.

     The Municipal Money Market Portfolio had $55,760 of capital loss carryover that expired in 1999.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund  currently  offers  five  other  classes  of  shares  representing
interests  in  the  Money  Market  Portfolio:   Janney  Montgomery  Scott,  Cash
Preservation, Principal, Sansom Street, and Select. The Fund currently offers two other classes of shares representing interests in the Municipal Money Market
Portfolio:  Janney  Montgomery Scott and Cash  Preservation.  The Fund currently offers one other class of shares representing interests in the Government Obligations Money Market Portfolio: Janney Montgomery Scott. Each class is marketed to different types of investors. Financial Highlights of Cash Preservation Class are not presented in this report due to their immateriality. Such information is available in the annual report of the Cash Preservation Family. The financial highlights of certain of the other classes are as follows:

THE JANNEY MONTGOMERY SCOTT FAMILY (c)

                                                  MONEY MARKET PORTFOLIO
                            ----------------------------------------------------------------
                               FOR THE     FOR THE       FOR THE     FOR THE      FOR THE
                              SIX MONTHS     YEAR         YEAR         YEAR        YEAR
                                ENDED        ENDED        ENDED       ENDED        ENDED
                             FEBRUARY 29,  AUGUST 31,   AUGUST 31,  AUGUST 31,   AUGUST 31,
                                 2000         1999         1998        1997         1996
                            -------------  ----------   ----------  ----------   ----------
                            (UNAUDITED)
Net asset value, beginning
  of year or period ........$      1.00    $     1.00     $   1.00    $   1.00     $   1.00
                            -----------    ----------     --------    --------     --------
Income from investment
  operations:
  Net investment income ....     0.0235        0.0422       0.0469      0.0459       0.0465
                            -----------    ----------     --------    --------     --------
      Total from investment
        operations .........     0.0235        0.0422       0.0469      0.0459       0.0465
                            -----------    ----------     --------    --------     --------
Less distributions
  Dividends (from net
    investment income) .....    (0.0235)      (0.0422)     (0.0469)    (0.0459)     (0.0465)
                            -----------    ----------     --------    --------     --------
      Total distributions ..    (0.0235)      (0.0422)     (0.0469)    (0.0459)     (0.0465)
                            -----------    ----------     --------    --------     --------
Net asset value, end of
  year or period ...........$      1.00    $     1.00     $   1.00    $   1.00     $   1.00
                            ===========    ==========     ========    ========     ========
Total Return ...............    2.35%(d)        4.30%        4.81%       4.69%        4.76%
Ratios /Supplemental Data
  Net assets, end of year or
    period (000) .......... $ 1,231,144    $1,088,405     $904,526    $736,855     $561,865
  Ratios of expenses to
    average net assets ..... 1.00%(a)(b)      1.00%(a)     1.00%(a)    1.00%(a)     1.00%(a)
  Ratios of net investment
    income to average
    net assets .............    4.73%(b)        4.22%        4.69%       4.59%        4.65%

(a) Without the waiver of advisory, transfer agent fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.05% for the six months ended February 29, 2000, 1.19%, 1.21%, 1.22% and 1.23% for the years ended August 31, 1999, 1998, 1997 and 1996, respectively.
(b) Annualized.
(c) Financial Highlights relate solely to the Janney Montgomery Scott Class of shares within each portfolio.
(d) Non-Annualized.

                                       25

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY (c) (CONTINUED)

                                                   MUNICIPAL MONEY MARKET PORTFOLIO
                             ---------------------------------------------------------------
                                 FOR THE     FOR THE      FOR THE     FOR THE     FOR THE
                                SIX MONTHS     YEAR        YEAR        YEAR         YEAR
                                   ENDED       ENDED       ENDED       ENDED        ENDED
                               FEBRUARY 29,  AUGUST 31,  AUGUST 31,  AUGUST 31,   AUGUST 31,
                                   2000        1999        1998        1997         1996
                              ------------  ----------  ----------  ---------    ----------
                               (UNAUDITED)
Net asset value, beginning
  of year or period ........     $   1.00    $   1.00     $  1.00   $   1.00      $   1.00
                                 --------    --------     -------   --------      --------
Income from investment
  operations:
  Net investment income ....       0.0137      0.0246      0.0290     0.0285        0.0278
                                 --------    --------     -------   --------      --------
      Total from investment
        operations .........       0.0137      0.0246      0.0290     0.0285        0.0278
                                 --------    --------     -------   --------      --------
Less distributions
  Dividends (from net
    investment income) .....      (0.0137)    (0.0246)    (0.0290)   (0.0285)      (0.0278)
                                 --------    --------     -------   --------      --------
      Total distributions ..      (0.0137)    (0.0246)    (0.0290)   (0.0285)      (0.0278)
                                 --------    --------     -------   --------      --------
Net asset value, end of
  year or period ...........     $   1.00    $   1.00     $  1.00   $   1.00      $   1.00
                                 ========    ========     =======   ========      ========
Total Return ...............      1.37%(d)      2.94%       2.94%      2.89%         2.81%
Ratios /Supplemental Data
  Net assets, end of year or
    period (000) ..........      $116,301    $114,539    $ 97,445   $108,826      $ 89,428
  Ratios of expenses to
    average net assets .....   0.86%(a)(b)    0.86%(a)    0.86%(a)   0.85%(a)      0.94%(a)
  Ratios of net investment
    income to average
    net assets .............      2.75%(b)      2.46%       2.90%      2.85%         2.78%

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.18% for the six months ended February 29, 2000, 1.20%, 1.16%, 1.13% and 1.23% for the years ended August 31, 1999, 1998, 1997 and
    1996, respectively.
(b) Annualized.
(c) Financial Highlights relate solely to the Janney Montgomery Scott Class of shares within each portfolio.
(d) Non-Annualized.

                                        26

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY (C) (CONTINUED)

                                              GOVERNMENT OBLIGATIONS
                                              MONEY MARKET PORTFOLIO
                             ----------------------------------------------------------------
                                FOR THE       FOR THE    FOR THE       FOR THE      FOR THE
                               SIX MONTHS      YEAR        YEAR          YEAR         YEAR
                                 ENDED         ENDED       ENDED        ENDED         ENDED
                              FEBRUARY 29,   AUGUST 31,  AUGUST 31,   AUGUST 31,    AUGUST 31,
                                  2000          1999        1998         1997         1996
                              ------------   ---------   ----------   ----------    ---------
                               (UNAUDITED)

Net asset value, beginning
  of year or period ..........   $   1.00      $   1.00    $   1.00     $   1.00     $   1.00
                                 --------      --------    --------     --------     --------
Income from investment
  operations:
  Net investment income ......     0.0224        0.0406      0.0460       0.0447       0.0456
                                 --------      --------    --------     --------     --------
      Total from investment
        operations ...........     0.0224        0.0406      0.0460       0.0447       0.0456
                                 --------      --------    --------     --------     --------
Less distributions
  Dividends (from net
    investment income) .......    (0.0224)      (0.0406)    (0.0460)     (0.0447)     (0.0456)
                                 --------      --------    --------     --------     --------
      Total distributions ....    (0.0224)      (0.0406)    (0.0460)     (0.0447)     (0.0456)
                                 --------      --------    --------     --------     --------
Net asset value,
  end of period ..............   $   1.00      $   1.00    $   1.00     $   1.00     $   1.00
                                 ========      ========    ========     ========     ========
Total Return .................    2.24%(d)        4.14%       4.71%        4.56%        4.66%
Ratios /Supplemental Data
  Net assets, end of
    year or period (000) .....   $387,374      $369,346    $379,065     $352,950     $306,757
  Ratios of expenses to
    average net assets ....... 1.00%(a)(b)      1.00%(a)    1.00%(a)     1.00%(a)     1.00%(a)
  Ratios of net investment
    income to average
    net assets ...............    4.50%(b)        4.06%       4.60%        4.47%        4.56%

(a) Without the waiver of advisory, transfer agent fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.13% for the six months ended February 29, 2000, 1.21%, 1.23%, 1.23% and 1.25% for the years ended August 31, 1999, 1998, 1997 and 1996, respectively.
(b) Annualized.
(c) Financial Highlights relate solely to the Janney Montgomery Scott Class of shares within each portfolio.
(d) Non-Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY (c)

                                                                              MONEY MARKET PORTFOLIO
                                            ----------------------------------------------------------------------------------------
                                                  FOR THE          FOR THE           FOR THE          FOR THE          FOR THE
                                                SIX MONTHS          YEAR              YEAR              YEAR             YEAR
                                                   ENDED           ENDED              ENDED            ENDED             ENDED
                                            FEBRUARY 29, 2000  AUGUST 31, 1999   AUGUST 31, 1998   AUGUST 31, 1997   AUGUST 31, 1996
                                            -----------------  ---------------   ---------------   ---------------   ---------------
                                                (UNAUDITED)
Net asset value,
  beginning of year or period ..............      $   1.00         $   1.00          $   1.00          $   1.00          $   1.00
                                                  --------         --------          --------          --------          --------
Income from investment operations:
   Net investment income ...................        0.0259           0.0473            0.0520            0.0510            0.0518
                                                  --------         --------          --------          --------          --------
     Total from investment operations ......        0.0259           0.0473            0.0520            0.0510            0.0518
                                                  --------         --------          --------          --------          --------
Less distributions
   Dividends (from net investment income) ..       (0.0259)         (0.0473)          (0.0520)          (0.0510)          (0.0518)
                                                  --------         --------          --------          --------          --------
     Total distributions ...................       (0.0259)         (0.0473)          (0.0520)          (0.0510)          (0.0518)
                                                  --------         --------          --------          --------          --------
Net asset value, end of year or period .....      $   1.00         $   1.00          $   1.00          $   1.00          $   1.00
                                                  ========         ========          ========          ========          ========
Total Return ...............................       2.59%(d)           4.83%             5.34%             5.22%             5.30%
Ratios/Supplemental Data
   Net assets, end of year or period .....        $245,332         $841,887          $684,066          $570,018          $524,359
   Ratios of expenses to average net assets      .49%(a)(b)          .49%(a)           .49%(a)           .49%(a)           .48%(a)
   Ratios of net investment income to
     average net assets ....................       5.22%(b)           4.73%             5.20%             5.10%             5.18%

(a) Without the waiver of advisory and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .55% for the six months ended February 29, 2000, .62%, .62%, .64% and .65% for the years ended August 31, 1999, 1998, 1997 and 1996, respectively.
(b) Annualized.
(c) Financial highlights relate solely to the Sansom Street Class of shares within the portfolio.
(d) Non-Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SELECT FAMILY (b)

                                                MONEY MARKET PORTFOLIO
                                         ----------------------------------------
                                                FOR THE        FOR THE PERIOD
                                          SIX MONTHS ENDED    DECEMBER 15, 1998
                                         FEBRUARY 29, 2000  TO AUGUST 31, 1999 (c)
                                         -----------------  ---------------------
                                            (Unaudited)
Net asset value, beginning of period ......    $  1.00            $  1.00
                                               -------            -------
Income from investment operations:
   Net investment income ..................     0.0272             0.0345
                                               -------            -------
     Total from investment operations .....     0.0272             0.0345
                                               -------            -------
Less distributions
   Dividends (from net investment income)..    (0.0272)           (0.0345)
                                               -------            -------
     Total distributions ..................    (0.0272)           (0.0345)
                                               -------            -------
Net asset value, end of period ............    $  1.00            $  1.00
                                               =======            =======
Total Return ..............................    2.72%(e)           3.50%(e)

Ratios/Supplemental Data
   Net assets, end of period ..............   $402,050           $230,044
   Ratios of expenses to
      average net assets ..................  .27%(a)(d)         .27%(a)(d)
   Ratios of net investment income to
     average net assets ...................    5.47%(d)           4.82%(d)

(a) Without the waiver of advisory and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .40% for the six months ended February 29, 2000, and .41% for the period ended August 31, 1999.
(b)  Financial Highlights relate solely to the Select Class of shares.
(c) On December 15, 1998 the Money Market Portfolio's Select Class began operations.
(d)  Annualized.
(e)  Non-Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 29, 2000
                                   (UNAUDITED)

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE PRINCIPAL FAMILY (b)

                                                      MONEY MARKET PORTFOLIO
                                           -----------------------------------------
                                                FOR THE          FOR THE PERIOD
                                           SIX MONTHS ENDED       JUNE 1, 1999
                                           FEBRUARY 29, 2000   TO AUGUST 31, 1999 (c)
                                           ------------------  ---------------------
                                              (UNAUDITED)

Net asset value, beginning of period .........   $    1.00          $    1.00
                                                 ---------          ---------
Income from investment operations:
   Net investment income .....................      0.0246             0.0110
                                                 ---------          ---------
     Total from investment operations ........      0.0246             0.0110
                                                 ---------          ---------
Less distributions
   Dividends (from net investment income) ....     (0.0246)           (0.0110)
                                                 ---------          ---------
     Total distributions .....................     (0.0246)           (0.0110)
                                                 ---------          ---------
Net asset value, end of period ...............   $    1.00          $    1.00
                                                 =========          =========
Total Return .................................     2.46%(e)           1.10%(e)

Ratios/Supplemental Data
   Net assets, end of period .................   $ 229,581          $218,530
   Ratios of expenses to average net assets ..   .77%(a)(d)         .77%(a)(d)
   Ratios of net investment income to
     average net assets ......................     4.95%(d)           4.36%(d)

(a) Without the waiver of advisory and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .81% for the six months ended February 29, 2000, and .85% for the year ended August 31, 1999.
(b) Financial highlights relate solely to the Principal Family of shares within the portfolio.
(c) On June 1, 1999 the Money Market Portfolio's Principal Class began operations.
(d)  Annualized.
(e)  Non-Annualized.